Income Tax Expense (Schedule Of Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits From Uncertain Positions
Unrecognized tax benefits, Beginning Balance	$ 600	$ 733	$ 917
Additions for tax positions of prior years	2,023	200	333
Decreases for tax positions of prior years	(200)	(333)	(517)
Unrecognized tax benefits, Ending Balance	$ 2,423	$ 600	$ 733